Submission	Jan. 15, 2026
Submission [Line Items]
Central Index Key	0001867949
Registrant Name	Chicago Atlantic Real Estate Finance, Inc
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A